GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Operations

N2OFF, Inc. (formerly Save Foods, Inc) (the “Company”) was incorporated on April 1, 2009, under the laws of the State of Delaware.

On November 6, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with N2OFF, Inc., a newly formed Nevada corporation and its wholly owned subsidiary (the “Surviving Corporation”), pursuant to which, on the same date, the Company, as parent in this transaction, merged with and into the Surviving Corporation (the “Reincorporation Merger”). The Reincorporation Merger was approved by the Company’s stockholders on October 2, 2023 and became effective on The Nasdaq Capital Market on November 10, 2023. Upon the consummation of the Reincorporation Merger, the Company ceased its legal existence as a Delaware corporation, and the Surviving Corporation continued Company’s business as the surviving corporation. On February 8, 2024, the Company’s stockholders approved the Company’s name change to “N2OFF, Inc.” which became effective on The Nasdaq Capital Market on March 19, 2024.

On April 27, 2009, the Company acquired from its stockholders 98.48% of the issued and outstanding shares of Save Foods Ltd. including preferred and ordinary shares. Save Foods Ltd. was incorporated in 2004 and commenced its operations in 2005. Save Foods Ltd. develops, produces, and focuses on delivering innovative solutions for the food industry aimed at improving food safety and shelf life of fresh produce.

On March 31, 2023, the Company entered into a securities exchange agreement with Plantify Foods, Inc. (“Plantify”), a Canadian corporation traded on the TSX Venture Exchange (“TSXV”), which focuses on the development and production of “clean-label” plant-based products - see Note 1D and 3 below for further information.

On August 29, 2023, the Company entered into an exchange agreement with Yaaran Investments Ltd. and formed an Israeli subsidiary, NTWO OFF Ltd. (“NTWO OFF”) which focus on nitrous oxide (“N2O”), a potent greenhouse gas with significant global warming ramifications (the Company, Save Foods Ltd. and NTWO OFF Ltd collectively, the “Group”)

The Company’s Common Stock is listed on The Nasdaq Capital Market under the symbol “NITO”.

B.	Reverse stock split

On October 4, 2023, following the Company’s 2023 annual meeting of stockholders, the Company filed a Certificate of Amendment (the “Amendment”) to its Amended and Restated Certificate of Incorporation in Delaware to effect a one for seven reverse stock split of the Company’s outstanding Common Stock (the “Reverse Stock Split”). The Reverse Stock Split became effective on October 5, 2023.

As a result of the Reverse Stock Split, every seven shares of the Company’s outstanding Common Stock prior to the effect of that amendment were combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split and the shares were rounded to the nearest whole number. The authorized capital and par value of the Common Stock remained unchanged.

All shares, stock option and per share information in these consolidated financial statements have been restated to reflect the Reverse Stock Split on a retroactive basis.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 1 – GENERAL (continued)

C.	Going concern uncertainty

Since inception, the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of $33 million. The Company has financed its operations mainly through financing by the issuance of the Company’s equity from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Based on the projected cash flows and cash balances as of September 30, 2024, management currently is of the opinion that its existing cash will be sufficient to fund operations until the end of the third quarter of 2025. As a result, there is substantial doubt regarding the Company’s ability to continue as a going concern.

Management endeavors to secure sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them, on favorable terms, or at all. If the Company is unsuccessful in securing sufficient financing, it may need to cease operations.

The financial statements do not include adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

D.	Israel – Hamas war

Because most of the Company’s operations are conducted in Israel and all members of its board of directors, management, as well as a majority of its employees and consultants, including employees of its service providers, are located in Israel, its business and operations are directly affected by economic, political, geopolitical and military conditions affecting Israel.

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in extensive deaths, injuries and kidnapping of civilians and soldiers in the southern part of the country. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign against these terrorist organizations commenced in parallel to their continued rocket and terror attacks. Following the attack by Hamas on Israel’s southern border, Hezbollah in Lebanon also launched missile, rocket, drone and shooting attacks against Israeli military sites, troops and Israeli towns in northern Israel. In October 2024, Israel began limited ground operations against Hezbollah in Lebanon. In addition, Iran recently launched direct attacks on Israel and has threatened to continue to attack Israel. Iran is also believed to have a strong influence among extremist groups in the region, such as Hamas in Gaza, Hezbollah in Lebanon, the Houthis in Yemen and various rebel militia groups in Syria and Iraq. While currently no damages were registered in Israel from such attacks, the situation is developing and could lead to additional wars and hostilities in the Middle East. It is possible that the hostilities with Hezbollah and Iran will escalate, and that other terrorist organizations, including Palestinian military organizations in the West Bank, as well as other hostile countries, will join the hostilities. Such hostilities may include terror and missile attacks. In the event that the Company’s facilities are damaged as a result of hostile actions, or hostilities otherwise disrupt its ongoing operations, its ability to deliver or provide products and services in a timely manner to meet its contractual obligations to customers and vendors could be materially and adversely affected.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 1 – GENERAL (continued)

Following the brutal attacks on Israel, the mobilization of army reserves and the government declaring a state of war in October 2023, there was a decrease in Israel’s economic and business activity. The security situation has led, among other things, to a disruption in the supply chain and production, a decrease in the volume of national transportation, and a shortage in manpower due to employees being called for active reserve duty as well as a rise in the exchange rate of foreign currencies in relation to the New Israel Shekel. These events may imply wider macroeconomic indications of a deterioration of Israel’s economic standing, which may have a material adverse effect on the Company and its ability to effectively conduct its business, operations and affairs. Although many of such military reservists have since been released, they may be called up for additional reserve duty, depending on developments in the war in Gaza and along Israel’s other borders. Certain of its employees and consultants in Israel, in addition to employees of its service providers located in Israel, have been called, and additional employees may be called, for service in the current or future wars or other armed conflicts with Hamas as well as the other pending or future armed conflicts in which Israel is or may become engaged, and such persons may be absent for an extended period of time.

Save Foods Ltd. has experienced delays in pilots and packaging activities due to the war, as certain packing houses, have halted operations for the time being. Additionally, the Company anticipated engaging additional packing houses to conduct pilots with the Company’s product, but, due to the war, the Company was unable to continue pursuing new collaborations for these pilots, and the Company may not be able to resume any potential collaborations if the current war persists for an extended duration. The Company is unable to predict how long the current conflict will last, as well as the repercussions these delays will have on operations. If the Company is unable to renew pilots or collaborations with local packing houses, the Company’s financial results may be affected.

Plantify has facilities in Kibbutz Gonen, which is located in an area in northern Israel that has been affected by ongoing hostilities with Hezbollah in Lebanon. Due to the continuous drone attacks, missile strikes and shootings in the region, the area has been almost completely evacuated of civilians. All employees were put on unpaid leave until further notice and Plantify has ceased its operations, and may not be able to resume its regular activities, including its ability to deliver products to customers in a timely manner, if the hostilities persist for an extended period.

The Company is continuing to regularly follow developments on the matter and is examining the effects on its operations and the value of its assets.

NOTE 1– GENERAL

A.	Operations

N2OFF, Inc. (formerly Save Foods, Inc) (the “Company”) was incorporated on April 1, 2009, under the laws of the State of Delaware. On April 27, 2009, the Company acquired from its stockholders 98.48% of the issued and outstanding shares of Save Foods Ltd. (the Company and Save Foods Ltd. collectively, the “Group”), including preferred and common stock. Save Foods Ltd. was incorporated in 2004 and commenced its operations in 2005. Save Foods Ltd. develops, produces, and focuses on delivering innovative solutions for the food industry aimed at improving food safety and shelf life of fresh produce.

On May 13, 2021, the Company completed an underwritten public offering of 155,845 shares of its common stock for net proceeds of $10,457,862. Commencing on May 14, 2021, the Company’s common stock was listed on the Nasdaq Capital under the symbol “SVFD”.

On August 15, 2022, the Company completed an underwritten public offering of 228,572 shares of its common stock for net proceeds of $4,103,330 (see note 10(8)).

During September through December 2023 the Company issued an aggregate of 691,000 shares of its common stock for net proceeds of $3,499,388 under its July 23, 2023 Standby Equity Purchase Agreement (see note 10(21)).

On November 6, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with N2OFF, Inc., a newly formed Nevada corporation and its wholly owned subsidiary (the “Surviving Corporation”), pursuant to which, on the same date, the Company, as parent in this transaction, merged with and into the Surviving Corporation (the “Reincorporation Merger”). Upon the consummation of the Reincorporation Merger, the Company ceased its legal existence as a Delaware corporation, and the Surviving Corporation continued Company’s business as the surviving corporation in the Reincorporation Merger under the name “N2OFF, Inc.” succeeding to all Company’s rights, assets, liabilities and obligations, except that its affairs ceased to be governed by the Delaware General Corporation Law and became subject to the Nevada Revised Statutes. Pursuant to the Merger Agreement, the Articles of Incorporation and the Bylaws of the Surviving Corporation (the “Nevada Bylaws”), as in effect prior to the consummation of the Reincorporation Merger, continue in full force and effect as the Surviving Corporation’s Articles of Incorporation and the Nevada Bylaws.

After the balance sheet date, on March 19, 2024, the Company changed its name from “Save Foods, Inc.” to “N2OFF, Inc.”

B.	Reverse stock split

On October 4, 2023, following the 2023 annual meeting of stockholders, the Company filed a Certificate of Amendment (the “Amendment”) to its Amended and Restated Certificate of Incorporation in Delaware to effect a one for seven reverse stock split of the Company’s outstanding common stock (the “Reverse Stock Split”). The Amendment became effective on October 5, 2023.

As a result of the Reverse Stock Split, every seven shares of the Company’s outstanding common stock prior to the effect of that amendment were combined and reclassified into one share of the Company’s common stock. No fractional shares were issued in connection with or following the reverse split and the shares were rounded to the nearest whole number. The authorized capital and par value of the common stock remained unchanged.

All shares, stock option and per share information in these consolidated financial statements have been restated to reflect the Reverse Stock Split on a retroactive basis.

C.	Securities Exchange Agreement with Plantify

On March 31, 2023, the Company entered into the securities exchange agreement with Plantify Foods, Inc. (“Plantify”). Plantify is a Canadian corporation traded on the TSX Venture Exchange (“TSXV”) which focus on the development and production of “clean-label” plant-based products - see Note 5 below for further information.

D.	Stock Exchange Agreement with Yaaran Investments

On August 29, 2023, the Company entered into an exchange agreement with Yaaran Investments Ltd. and formed an Israeli subsidiary, Nitrousink Ltd., now known as NTWO OFF Ltd. (“NTWO OFF LTD”) which focus on nitrous oxide (“N2O”), a potent greenhouse gas with significant global warming ramifications - see Note 6 below for further information.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1– GENERAL (continue)

E.	Going concern uncertainty

Since inception, the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of $29 million. The Company has financed its operations mainly through financing by the issuance of the Company’s equity from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Based on the projected cash flows and cash balances as of December 31, 2023, management currently is of the opinion that its existing cash will be sufficient to fund operations until the end of the second quarter of 2025. As a result, there is substantial doubt regarding the Company’s ability to continue as a going concern.

Management plans to continue securing sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them, on favorable terms, or at all. If the Company is unsuccessful in securing sufficient financing, it may need to cease operations.

The financial statements do not include adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

F.	Hamas terrorist attacks

Because most of the Company’s operations are conducted in Israel and all members of its board of directors, management, as well as a majority of its employees and consultants, including employees of its service providers, are located in Israel, its business and operations are directly affected by economic, political, geopolitical and military conditions affecting Israel.

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in extensive deaths, injuries and kidnapping of civilians and soldiers in the southern part of the country. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign against these terrorist organizations commenced in parallel to their continued rocket and terror attacks. Following the attack by Hamas on Israel’s southern border, Hezbollah in Lebanon also launched missile, rocket, drone and shooting attacks against Israeli military sites, troops and Israeli towns in northern Israel. In response to these attacks, the Israeli army has carried out a number of targeted strikes on sites belonging to Hezbollah in southern Lebanon. It is possible that the hostilities with Hezbollah will escalate, and that other terrorist organizations, including Palestinian military organizations in the West Bank, as well as other hostile countries, such as Iran, will join the hostilities. Such hostilities may include terror and missile attacks. In the event that the Company’s facilities are damaged as a result of hostile actions, or hostilities otherwise disrupt our ongoing operations, its ability to deliver or provide products and services in a timely manner to meet its contractual obligations towards customers and vendors could be materially and adversely affected.

Following the brutal attacks on Israel, the mobilization of army reserves and the government declaring a state of war in October 2023, there was a decrease in Israel’s economic and business activity. The security situation has led, inter alia, to a disruption in the supply chain and production, a decrease in the volume of national transportation, a shortage in manpower due to employees being called for active reserve duty as well as a rise in the exchange rate of foreign currencies in relation to the New Israel Shekel. These events may imply wider macroeconomic indications of a deterioration of Israel’s economic standing, which may have a material adverse effect on the Company and its ability to effectively conduct its business, operations and affairs. Although many of such military reservists have since been released, they may be called up for additional reserve duty, depending on developments in the war in Gaza and along Israel’s other borders. Certain of its employees and consultants in Israel, in addition to employees of its service providers located in Israel, have been called, and additional employees may be called, for service in the current or future wars or other armed conflicts with Hamas as well as the other pending or future armed conflicts in which Israel is or may become engaged, and such persons may be absent for an extended period of time.

The Company has experienced delays in pilots and packaging activities due to the war, as certain packing houses, have halted operations for the time being. Additionally, the Company anticipated engaging additional packing houses to conduct pilots with Company’s product, but, due to the war, the Company were unable to continue pursuing new collaborations for these pilots, and the Company may not be able to resume any potential collaborations if the current war persists for an extended duration. The Company is unable to predict how long the current conflict will last, as well as the repercussions these delays will have on operations. If the Company is unable to renew pilots or collaborations with local packing houses Company’s financial results may be affected.

The Company is continuing to regularly follow developments on the matter and is examining the effects on its operations and the value of its assets.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS